UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22384

Nile Capital Investment Trust

(Exact name of registrant as specified in charter)

       152 West 57th Floor,                 New York, NY 10019

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

877-682-3742

Date of fiscal year end:

3/31

Date of reporting period: 12/31/10

Item 1.  Schedule of Investments.

Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2010
Shares				Market Value
	COMMON STOCK - 99.28%
	BANKS - 5.21%
14,000	Commercial International Bank Egypt SAE			$ 114,325
780,000	Guaranty Trust Bank PLC			91,137
				205,462
	BEVERAGES - 4.86%
190,000	Nigerian Breweries PLC			96,375
2,700	SABMiller PLC			95,019
				191,394
	BUILDING MATERIALS - 2.14%
107,000	Dangote Cement PLC			84,474

	COAL - 2.65%
6,000	Riversdale Mining Ltd. *			104,397

	DIVERSIFIED FINANCIAL SERVICES - 8.59%
19,700	African Bank Investments Ltd.			115,863
4,800	Capitec Bank Holdings Ltd.			125,016
62,000	Citadel Capital Corp/Cairo *			97,735
				338,614
	FOOD - 13.26%
760,000	Dangote Sugar Refinery PLC			80,000
310,000	Flour Mills of Nigeria PLC			140,724
115,000	Juhayna Food Industries *			120,458
32,400	Nestle Foods Nigeria PLC			78,559
6,800	Shoprite Holdings Ltd.			102,847
				522,588
	HEALTHCARE - PRODUCTS - 2.76%
7,800	Aspen Pharmacare Holdings Ltd. *			108,927

	HEALTHCARE - SERVICES - 2.19%
36,900	Netcare Ltd. *			86,193

	HOLDING COMPANIES - DIVERSIFIED - 2.70%
6,200	Remgro Ltd.			106,288

	HOUSEHOLD PRODUCTS / WARES - 1.08%
205,538	PZ Cussons Nigeria PLC			42,595

	INSURANCE - 5.38%
52,000	Old Mutual PLC			99,833
26,500	Sanlam Ltd.			112,297
				212,130
	IRON / STEEL - 8.09%
159,000	Bellzone Mining PLC *			204,581
1,050	Kumba Iron Ore Ltd.			67,651
9,500	London Mining PLC *			46,634
				318,866
Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2010
Shares				Market Value
	MEDIA - 2.69%
1,800	Naspers Ltd.			$ 105,988

	MINING - 19.42%
36,000	African Aura Mining Inc. *			99,378
29,400	African Minerals Ltd. *			193,038
11,900	Aquarius Platinum Ltd.			65,329
1,600	Aquarius Platinum Ltd.			9,034
39,608	Centamin Egypt Ltd. *			108,967
1,000	First Quantum Minerals Ltd.			108,608
9,000	Global Alumina Corp. *			13,320
10,700	Nevsun Resources Ltd. *			79,841
8,100	SEMAFO Inc. *			87,565
				765,080
	OIL & GAS - 8.28%
62,200	Afren PLC *			143,182
163,000	Oando PLC			70,776
5,700	Tullow Oil PLC			112,099
				326,057
	PHARMACEUTICALS - 2.61%
4,000	Adcock Ingram Holdings Ltd.			36,366
10,400	Egyptian International Pharmaceutical Industrial Co.			66,347
				102,713
	REAL ESTATE - 1.30%
34,500	Talaat Moustafa Group *			51,294

	RETAIL - 3.43%
2,500	Clicks Group Ltd.			16,445
10,900	Truworths International Ltd.			118,536
				134,981
	TELECOMMUNICATIONS - 2.64%
5,100	MTN Group Ltd.			104,050

	TOTAL COMMON STOCK			3,912,091
	( Cost - $3,529,409)

	SHORT-TERM INVESTMENTS - 6.41%
	MONEY MARKET FUND - 6.41%
252,439	AIM STIT-Treasury Portfolio, 0.02% +			252,439
	TOTAL SHORT-TERM INVESTMENTS			252,439
	( Cost - $252,439)

	TOTAL INVESTMENTS - 105.69%
	( Cost - $3,781,848)			$ 4,164,530
	OTHER LIABILITIES LESS ASSETS - (5.69) %			(224,080)
	NET ASSETS - 100.00%			$ 3,940,450
* Non-Income producing security.
+ Reflects yield at December 31, 2010.
Nile Pan Africa Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2010
Shares				Market Value

	At December 31, 2010, net unrealized appreciation (depreciation) on investment securities,
	for financial reporting purposes, was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was
	an excess of value over cost:			$ 415,504
	Aggregate gross unrealized depreciation for all investments for which there was
	an excess of cost over value:			(32,822)
	Net unrealized appreciation			$ 382,682

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves,  default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors  including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level  input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 3,912,091	$ -	$ -	$ 3,912,091
Short-Term Investments	$ 252,439	-	-	$ 252,439
Total	$ 4,164,530	$ -	$ -	$ 4,164,530

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nile Capital Investment Trust

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

2/28/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Larry Seruma

Larry Seruma, President

Date

2/28/11

By (Signature and Title)

/s/ Robert Roach

       Robert Roach, Secretary, Treasurer, and CCO

Date    2/28/11